UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
  	                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 Ironbound Capital Management LP
Address: 5 Vaughn Drive
	 Suite 106
	 Princeton, NJ 08540

13F File Number:	28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger	Princeton, New Jersey	May 11, 2006

Report Type (Check only one.):
	[X]        13F HOLDINGS REPORT.
	[ ]        13F NOTICE.
	[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total: 13
Form 13F Information Table Value Total: $448,248

List of Other Included Managers:

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
FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARACRUZ CELULOSE S A           SPON ADR PFD B   038496204    25808   487500 SH       SOLE                   487500        0        0
CANADIAN NAT RES LTD           COM              136385101    44539   804100 SH       SOLE                   804100        0        0
CHUNGHWA TELECOM CO LTD        SPONSORED ADR    17133Q205     8463   432000 SH       SOLE                   432000        0        0
CIMAREX ENERGY CO              COM              171798101    33440   773000 SH       SOLE                   773000        0        0
COMCAST CORP NEW               CL A SPL         20030N200    32214  1233300 SH       SOLE                  1233300        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108    36302  1004200 SH       SOLE                  1004200        0        0
EATON VANCE CORP               COM NON VTG      278265103     7831   286000 SH       SOLE                   286000        0        0
MACQUARIE INFRASTRUCTURE CO    SH BEN INT       55607X108    34372  1057600 SH       SOLE                  1057600        0        0
NEXEN INC                      COM              65334H102    64149  1165500 SH       SOLE                  1165500        0        0
PETRO-CDA                      COM              71644E102    47590  1000000 SH       SOLE                  1000000        0        0
ST JOE CO                      COM              790148100    50825   808800 SH       SOLE                   808800        0        0
TALISMAN ENERGY INC            COM              87425E103    40571   762900 SH       SOLE                   762900        0        0
VOTORANTIM CELULOSE E PAPEL    SPONSORED ADR    92906P106    22144  1368600 SH       SOLE                  1368600        0        0